EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 86.7%
	AUSTRALIA — 3.9%
183,000	Newcrest Mining Ltd.	$2,467,789
805,000	Telstra Corp. Ltd.	2,187,989
		4,655,778
	BELGIUM — 2.3%
100,000	Etablissements Franz Colruyt N.V.	2,762,674
	BRAZIL — 3.7%
750,656	Ambev S.A. - ADR	2,116,850
689,700	Banco Bradesco S.A. - ADR	2,289,804
		4,406,654
	CANADA — 15.0%
70,000	Agnico Eagle Mines Ltd.	3,009,300
49,000	Bank of Nova Scotia	2,984,921
225,800	Barrick Gold Corp.	3,554,092
1,000,000	IAMGOLD Corp. *	1,660,000
509,900	Kinross Gold Corp.	1,738,759
30,000	Nutrien Ltd.	2,569,800
530,000	Yamana Gold, Inc.	2,533,400
		18,050,272
	CHILE — 1.7%
174,402	Cia Cervecerias Unidas S.A. - ADR	2,012,599
	CHINA — 3.2%
100,000	Tencent Holdings Ltd.	3,908,330
	DENMARK — 1.4%
15,000	Novo Nordisk A/S - ADR	1,740,900
	FRANCE — 5.7%
51,100	Societe BIC S.A.	2,882,993
50,000	Sodexo S.A.	4,049,468
		6,932,461
	GERMANY — 5.1%
20,000	BASF S.E.	887,469
56,000	Bayer A.G.	3,262,470
34,000	Mercedes-Benz Group A.G.	1,988,430
		6,138,369
	JAPAN — 2.4%
50,000	Asahi Group Holdings Ltd.	1,732,283

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
54,000	Calbee, Inc.	$1,155,726
		2,888,009
	NETHERLANDS — 3.9%
22,000	Aalberts N.V.	937,654
140,000	Shell PLC	3,714,636
		4,652,290
	NORWAY — 3.3%
105,000	Equinor A.S.A.	4,008,753
	SINGAPORE — 2.3%
165,000	Singapore Exchange Ltd.	1,182,496
842,700	Singapore Telecommunications Ltd.	1,592,187
		2,774,683
	SPAIN — 1.4%
382,689	Telefonica S.A.	1,704,186
	SWEDEN — 2.5%
32,000	Alfa Laval A.B.	950,975
295,100	Betsson A.B. *	2,037,085
		2,988,060
	SWITZERLAND — 5.1%
10,000	Kuehne + Nagel International A.G.	2,680,954
40,000	Novartis A.G. - ADR	3,433,200
		6,114,154
	UNITED KINGDOM — 18.9%
121,000	BP PLC - ADR	3,554,980
158,000	British American Tobacco PLC - ADR	6,188,860
55,760	GSK PLC	2,351,399
69,700	Haleon PLC - ADR *	489,991
40,000	Reckitt Benckiser Group PLC	3,237,214
100,000	Unilever PLC - ADR	4,866,000
1,423,470	Vodafone Group PLC	2,093,950
		22,782,394
	UNITED STATES — 4.9%
52,000	Newmont Corp.	2,354,560

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
36,645	Philip Morris International, Inc.	$3,560,062
		5,914,622
	TOTAL COMMON STOCKS
	(Cost $100,646,666)	104,435,188

Principal Amount
	SHORT-TERM INVESTMENTS — 13.0%
$15,606,336	Federated Hermes Treasury Obligations Fund - Institutional Class, 1.467% [1]	15,606,336
	Total Short-Term Investments
	(Cost $15,606,336)	15,606,336
	TOTAL INVESTMENTS — 99.7%
	(Cost $116,253,002)	120,041,524
	Other Assets in Excess of Liabilities — 0.3%	356,182
	TOTAL NET ASSETS — 100.0%	$120,397,706

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.